Earnings per share (Tables)	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended			For the six months ended
($ millions)	April 30 2022	January 31 2022	April 30 2021	April 30 2022	April 30 2021
Basic earnings per common share
Net income attributable to common shareholders	$2,595	$2,608	$2,289	$5,203	$4,554
Weighted average number of common shares outstanding (millions)	1,199	1,211	1,213	1,205	1,213
Basic earnings per common share (1) (in dollars)	$2.16	$2.15	$1.89	$4.32	$3.76
Diluted earnings per common share
Net income attributable to common shareholders	$2,595	$2,608	$2,289	$5,203	$4,554
Dilutive impact of share-based payment options and others (2)	–	24	13	67	116
Net income attributable to common shareholders (diluted)	$2,595	$2,632	$2,302	$5,270	$4,670
Weighted average number of common shares outstanding (millions)	1,199	1,211	1,213	1,205	1,213
Dilutive impact of share-based payment options and others (2) (millions)	2	19	10	20	35
Weighted average number of diluted common shares outstanding (millions)	1,201	1,230	1,223	1,225	1,248
Diluted earnings per common share (1) (in dollars)	$2.16	$2.14	$1.88	$4.30	$3.74
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.